Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Defense and Aerospace Portfolio	Apr. 29, 2025
Select Defense and Aerospace Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	15.83%
Past 5 years	6.80%
Past 10 years	11.00%
Select Defense and Aerospace Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.72%
Past 5 years	5.13%
Past 10 years	9.42%
Select Defense and Aerospace Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.68%
Past 5 years	5.02%
Past 10 years	8.67%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1507
Average Annual Return:
Past 1 year	19.57%
Past 5 years	8.60%
Past 10 years	12.98%